Income taxes - Income tax payable (Details) - RUB (₽) ₽ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Income taxes
Current income tax payable	₽ 202,112	₽ 55,921
Provision for uncertain income tax positions (Notes 13(a), 8(b))	155,443	345,812
Total income tax payable	₽ 357,555	₽ 401,733	[1]

[1]	Certain amounts shown here do not correspond to the consolidated financial statements for the year ended December 31, 2020 and reflect adjustments made, refer to Note 8 (b).